Related Parties Balances and Transactions	9 Months Ended	12 Months Ended
	Jun. 30, 2017	Sep. 30, 2016
Related Parties Balances and Transactions [Abstract]
RELATED PARTIES BALANCES AND TRANSACTIONS

6. RELATED PARTIES BALANCES AND TRANSACTIONS

The following is a list of related parties to which the Company has transactions with:

Eugene Jiang is the Chief Executive Officer of the Company, the owner of BioLite, Inc and one of the directors and common stock shareholders of BioFirst Corporation.

Amount due to related party

Amount due to related party consisted of the following as of the periods indicated:

	June 30, 2017	September 30, 2016

BioLite, Inc	$-	$6,500,000
BioFirst Corporation	950,000	-
YuanGene Corporation	3,000	-
Balance as at the ended of the period / year	$953,000	$6,500,000

Related party transactions

Unsecured borrowings from related parties consisted of the following for the periods indicated:

	June 30, 2017	September 30, 2016

BioFirst Corporation	$950,000	$-
YuanGene Corporation	3,000	-
Total	$953,000	$-

On January 26, 2017, the Company entered into a loan agreement with the lender party thereto, BioFirst Corporation, a company incorporated in Taiwan, Republic of China, for a total commitment (non-secured indebtedness) of $950,000 to meet its working capital needs. Under the terms of the loan agreement, the loan bears interest at 1% per month (or equivalent to 12% per annum) and the Company is required to remit the interest payment monthly to the lender. The loan will be matured on February 1, 2018.

During the quarter ended December 31, 2016, the Company provided a one-time consulting service to LionGene Corporation, a shareholder of the Company for $70,000.

On May 26, 2017, the Company entered into a co-development agreement (the “Co-Dev Agreement”) with Rgene Corporation, a shareholder of the Company, to co-develop and commercialize certain products that are included in the Sixth Product as defined in the Addendum with Biolite. Per the payment term, $90,000 which is 3% of the total agreement of $3,000,000 to be paid by Rgene, was received upon signing of the agreement by both parties.

Interest expense related to this indebtedness is $28,500 and $0 for the three months ended June 30, 2017 and 2016, respectively and $47,500 and $0 for the nine months ended June 30, 2017 and 2016, respectively. Accrued interest related to this borrowing is $9,500 and $0 as of June 30, 2017 and September 30, 2016, respectively.

6. RELATED PARTIES TRANSACTIONS

As of September 30, 2016 and September 30, 2015, the amount due to a related party, BioLite, Inc (“Biolite”) was $6,500,000 and $22,517 respectively.

As of September 30, 2016 and September 30, 2015, the amount due to shareholder, YuanGene Corporation, was $0 and $46,586 respectively.